INTANGIBLE ASSETS AND GOODWILL (Recoverability of cash-generating units) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Jan. 01, 2017
Disclosure of information for cash-generating units [line items]
Goodwill	$ 226,571	$ 202,108
Cash-generating units | Branded Apparel
Disclosure of information for cash-generating units [line items]
Goodwill	180,860	180,482
Intangible assets and goodwill	310,132	309,754
Cash-generating units | Printwear
Disclosure of information for cash-generating units [line items]
Goodwill	40,186	21,626
Intangible assets and goodwill	133,586	63,626
Cash-generating units | Yarn-Spinning
Disclosure of information for cash-generating units [line items]
Goodwill	5,525	0
Intangible assets and goodwill	5,525	0
Cash-generating units | Trademarks | Branded Apparel
Disclosure of information for cash-generating units [line items]
Trademarks with an indefinite life	129,272	129,272
Cash-generating units | Trademarks | Printwear
Disclosure of information for cash-generating units [line items]
Trademarks with an indefinite life	$ 93,400	$ 42,000